Basis of preparation	12 Months Ended
May 31, 2020
Basis of preparation
Basis of preparation
2.	Basis of preparation

(a)	Statement of compliance
The policies applied in these consolidated financial statements are prepared in accordance with International Financial Reporting Standards (“IFRS”) as issued by the International Accounting Standards Board (“IASB”) and Interpretations of the IFRS Interpretations Committee (“IFRIC”).

(b)	Basis of measurement
These consolidated financial statements have been prepared on the going concern basis, under the historical cost convention except for certain financial instruments that are measured at fair value and biological assets that are measured at fair value less costs to sell, as detailed in the Company’s accounting policies.

(c)	Functional currency
All figures presented in the consolidated financial statements are reflected in Canadian dollars; however, the functional currency of the Company includes the Canadian dollar and the Euro.
Foreign currency transactions are translated to the respective functional currencies of the Company’s entities at the exchange rates in effect on the date of the transactions. Monetary assets and liabilities denominated in foreign currencies are translated to the functional currency at the foreign exchange rate applicable at the statement of financial position date.
Non-monetary
items carried at historical cost denominated in foreign currencies are translated to the functional currency at the date of the transactions.
Non-monetary
items carried at fair value denominated in foreign currencies are translated to the functional currency at the date when the fair value was determined. Realized and unrealized exchange gains and losses are recognized through profit and loss.
On consolidation, the assets and liabilities of foreign operations reported in their functional currencies are translated into Canadian dollars, the Group’s presentation currency, at period-end
exchange rates. Income and expenses, and cash flows of foreign operations are translated into Canadian dollars using average exchange rates. Exchange differences resulting from translating foreign operations are recognized in other comprehensive income and accumulated in equity. The Company and all of its subsidiaries’ functional currency is Canadian dollars, with the exception of CC Pharma GmbH whose functional currency is the Euro.

(d)	Basis of consolidation
Subsidiaries are entities controlled by the Company. Control exists when the Company has the power, directly and indirectly, to govern the financial and operating policies of an entity and be exposed to the variable returns from its activities. The financial statements of subsidiaries are included in the consolidated financial statements from the date that control commences until the date that control ceases. The following is a list of the Company’s operating subsidiaries:

Subsidiaries	Jurisdiction of incorporation	Ownership interest 1
Broken Coast Cannabis Ltd.	British Columbia, Canada	100%
ARA – Avanti Rx Analytics Inc.	Ontario, Canada	100%
FL Group S.r. l .	Italy	100%
ABP, S.A.	Argentina	100%
Nuuvera Deutschland GmbH 2	Germany	100%
Aphria RX GmbH	Germany	100%
CC Pharma GmbH	Germany	100%
CC Pharma Research and Development GmbH	Germany	100%
Aphria Wellbeing GmbH	Germany	100%
Marigold Projects Jamaica Limited	Jamaica	95% 3
ASG Pharma Ltd.	Malta	100%
ColCanna S.A.S.	Colombia	90%
CC Pharma Nordic ApS	Denmark	75%
1974568 Ontario Ltd.	Ontario, Canada	51%

1
The Company defines ownership interest as the interest in which the Company is entitled to a proportionate share of net income. Legal ownership of some subsidiaries differ from ownership interest shown above.

2	Entity name was changed to Aphria Germany GmbH subsequent to year-end.
3
The Company holds 49% of the issued and outstanding shares of Marigold Projects Jamaica Limited, through wholly owned subsidiary Marigold Acquisitions Inc. The Company holds rights through a licensing agreement to 95% of the results of operations of Marigold Projects Jamaica Limited.

Intragroup balances, and any unrealized gains and losses or income and expenses arising from transactions with jointly controlled entities are eliminated to the extent of the Company’s interest in the entity.
The Company treats transactions with
non-controlling
interests that do not result in a loss of control as transactions with equity owners of the Company. A change in ownership interest results in an adjustment between the carrying amounts of the controlling and non-controlling
interests to reflect their relative interests in the subsidiary. Any difference between the amount of the adjustment to non-controlling
interests and any consideration paid or received is recognized in a separate reserve within equity attributable to the owners of the Company.

(e)	Corporate reorganization
During the year, the Company completed the name changes for the following entities: Aphria RX GmbH (formerly Aphria Deutschland GmbH) and Aphria Wellbeing GmbH (formerly Aphria Handelsgesellschaft). The Company also dissolved Aphria Italy S.p.A. and sold its interest in APL – Aphria Portugal, Lda.

(f)	Interest in equity investees
In accordance with IFRS 10, associates are those in which the Company has significant influence, but not control or joint control over the financial and accounting policies.
Interests in associates are accounted for using the equity method in accordance with IAS 28. They are recognized initially at cost, which includes transaction costs. After initial recognition, the consolidated financial statements include the Company’s share of the profit or loss and other comprehensive income (“OCI”) of equity investees until the date on which significant influence ceases.
If the Company’s share of losses in an equity investment equals or exceeds its interest in the entity, including any other unsecured long-term receivables, the group does not recognize further losses, unless it has incurred obligations or made payments on behalf of the other entity.

Unrealized gains on transactions between the Company and its associates are eliminated to the extent of the Company’s interest in these entities. Unrealized losses are also eliminated unless the transaction provides evidence of an impairment of the asset transferred.